Debt And Other Long-Term Liabilities (Schedule Of Debt And Other Long-Term Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-term Debt, by Type Alternative [Abstract]
Senior unsecured notes, current	$ 0
Senior unsecured notes, long-term	350,000
Senior unsecured notes, total	350,000
Callable convertible debt, current	51,105	0
Convertible debt, long-term	0	172,810
Convertible debt, total	51,105	172,810
Term loan, current	17,500	15,312
Term loan, long-term	135,625	144,375
Term loan, total	153,125	159,687
Asset retirement obligation, current	0	0
Asset retirement obligations, long-term	12,444	14,020
Asset retirement obligation, total	12,444	14,020
Other liabilities, current	15	217
Other liabilities, long-term	12,796	9,974
Other liabilities, total	12,811	10,191
Debt and other liabilities, current	68,620	15,529
Debt and other liabilities, long-term	510,865	341,179
Total debt and other liabilities	$ 579,485	$ 356,708